Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	O2MICRO INTERNATIONAL LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,605,275,500
Amendment Flag	false
Entity Central Index Key	0001095348
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents (notes 4 and 5)	$ 32,562	$ 42,277
Restricted cash	169	562
Short-term investments (notes 4 and 6)	93,016	68,728
Accounts receivable, net	12,062	13,239
Inventories (note 7)	7,926	13,683
Prepaid expenses and other current assets (note 8)	2,228	2,434
Total current assets	147,963	140,923
LONG-TERM INVESTMENTS (notes 4 and 9)	15,939	20,676
PROPERTY AND EQUIPMENT, NET (note 10)	28,330	29,739
OTHER ASSETS
Intangible assets, net (note 11)	1,565	1,936
Other assets (note 12)	4,614	4,360
Total other assets	6,179	6,296
TOTAL ASSETS	198,411	197,634
CURRENT LIABILITIES
Notes and accounts payable	6,641	8,299
Income tax payable	606	494
Accrued expenses and other current liabilities (note 13)	8,237	8,031
Total current liabilities	15,484	16,824
OTHER LONG-TERM LIABILITIES
Accrued pension liabilities (note 15)	628	679
Long-term income tax payable (note 14)	66	302
Other liabilities	129	129
Total long-term liabilities	823	1,110
Total liabilities	16,307	17,934
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,653,265,600 and 1,675,021,100 shares as of December 31, 2011 and 2010, respectively Outstanding – 1,605,275,500 and 1,670,021,100 shares as of December 31, 2011 and 2010, respectively	33	34
Additional paid-in capital	136,625	135,703
Retained earnings	42,658	36,937
Accumulated other comprehensive income	6,899	7,602
Treasury stock – 47,990,100 and 5,000,000 shares as of December 31, 2011 and 2010, respectively	(4,111)	(576)
Total shareholders’ equity	182,104	179,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 198,411	$ 197,634

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preference shares at par value (in Dollars per share)	$ 0.00002	$ 0.00002
Preference shares authorized	250,000,000	250,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares authorized	4,750,000,000	4,750,000,000
Ordinary shares issued	1,653,265,600	1,675,021,100
Ordinary shares outstanding	1,605,275,500	1,670,021,100
Treasury stock – shares	47,990,100	5,000,000

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
NET SALES	$ 124,283		$ 137,789		$ 124,294
COST OF SALES	53,273		53,205		50,139
GROSS PROFIT	71,010		84,584		74,155
OPERATING EXPENSES (INCOME)
Research and development (a)	33,591	[1]	31,055	[1]	29,128	[1]
Selling, general and administrative (a)	31,165	[1]	31,087	[1]	41,055	[1]
Litigation income	(850)
Total operating expenses	63,906		62,142		70,183
INCOME FROM OPERATIONS	7,104		22,442		3,972
NON-OPERATING INCOME (EXPENSES)
Interest income	1,262		927		1,308
Gain on sale of long-term investments (note 9)	1,619
Impairment loss on long-term investments (note 9)	(422)
Foreign exchange gain (loss), net	46		(150)		31
Other, net	451		151		30
Total non-operating income	2,956		928		1,369
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX	10,060		23,370		5,341
INCOME TAX EXPENSE (note 14)	1,063		1,325		1,740
NET INCOME FROM CONTINUING OPERATIONS	8,997		22,045		3,601
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX (a)	9	[1]	(9,843)	[1]	(6,418)	[1]
NET INCOME (LOSS)	9,006		12,202		(2,817)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized gain (loss) on available-for-sale securities	(1,619)		1,687		2,006
Foreign currency translation adjustments	941		2,583		287
Unrealized pension gain (loss)	(25)		(183)		9
Total other comprehensive income (loss)	(703)		4,087		2,302
COMPREHENSIVE INCOME (LOSS)	8,303		16,289		(515)
BASIC EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ 0.01		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ 0.01		$ 0.01
DILUTED EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ 0.01		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ 0.01		$ 0.01
NUMBER OF SHARES USED IN EARNINGS PER SHARE CALCULATION:
Basic (in thousands) (in Shares)	1,656,092		1,706,665		1,840,995
Diluted (in thousands) (in Shares)	1,694,303		1,752,832		1,865,876
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	1,199		923		1,078
Selling, general and administrative	2,473		2,905		2,215
Discontinued operations			$ 66		$ 102

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Net Unrealized Investment Gain (Loss) [Member]	Accumulated Translation Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 37	$ 141,784	$ 36,746	$ (2,203)	$ 3,634	$ (218)	$ 1,213		$ 179,780
Balance (in Shares) at Dec. 31, 2008	1,832,788,400
Shares for exercise of stock options		114							114
Shares for exercise of stock options (in Shares)	2,397,000
Shares for Employee Stock Purchase Plan		575							575
Shares for Employee Stock Purchase Plan (in Shares)	10,685,400
Shares vested under restricted share units (in Shares)	6,911,250
Acquisition of treasury stock – shares								(3,905)	(3,905)
Retirement of treasury stock	(1)	(3,189)	(715)					3,905
Retirement of treasury stock (in Shares)	(43,320,850)
Stock-based compensation		3,395							3,395
Net income (loss)			(2,817)						(2,817)
Pension gain (loss)						9	9		9
Foreign currency translation adjustments					287		287		287
Unrealized loss on available-for-sale securities				2,006			2,006		2,006
Balance at Dec. 31, 2009	36	142,679	33,214	(197)	3,921	(209)	3,515		179,444
Balance (in Shares) at Dec. 31, 2009	1,809,461,200
Shares for exercise of stock options		33							33
Shares for exercise of stock options (in Shares)	607,300
Shares for Employee Stock Purchase Plan		500							500
Shares for Employee Stock Purchase Plan (in Shares)	5,059,650
Shares vested under restricted share units	1	(1)
Shares vested under restricted share units (in Shares)	14,397,750
Acquisition of treasury stock – shares								(20,460)	(20,460)
Retirement of treasury stock	(3)	(11,402)	(8,479)					19,884
Retirement of treasury stock (in Shares)	(154,504,800)
Stock-based compensation		3,894							3,894
Net income (loss)			12,202						12,202
Pension gain (loss)						(183)	(183)		(183)
Foreign currency translation adjustments					2,583		2,583		2,583
Unrealized loss on available-for-sale securities				1,687			1,687		1,687
Balance at Dec. 31, 2010	34	135,703	36,937	1,490	6,504	(392)	7,602	(576)	179,700
Balance (in Shares) at Dec. 31, 2010	1,675,021,100
Shares for exercise of stock options		453							453
Shares for exercise of stock options (in Shares)	6,290,200
Shares for Employee Stock Purchase Plan		541							541
Shares for Employee Stock Purchase Plan (in Shares)	5,720,450
Shares vested under restricted share units (in Shares)	16,514,200
Acquisition of treasury stock – shares								(10,565)	(10,565)
Retirement of treasury stock	(1)	(3,744)	(3,285)					7,030
Retirement of treasury stock (in Shares)	(50,280,350)
Stock-based compensation		3,672							3,672
Net income (loss)			9,006						9,006
Pension gain (loss)						(25)	(25)		(25)
Foreign currency translation adjustments					941		941		941
Unrealized loss on available-for-sale securities				(1,619)			(1,619)		(1,619)
Balance at Dec. 31, 2011	$ 33	$ 136,625	$ 42,658	$ (129)	$ 7,445	$ (417)	$ 6,899	$ (4,111)	$ 182,104
Balance (in Shares) at Dec. 31, 2011	1,653,265,600

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income (loss)	$ 9,006	$ 12,202	$ (2,817)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	5,077	5,282	5,929
Stock-based compensation	3,672	3,894	3,395
Asset impairment charges		2,184
Gain on sale of long-term investments	(1,619)
Impairment loss on long-term investments	422
Loss on disposal of property and equipment	1	15	203
Deferred income taxes	(92)	242	(15)
Other, net	8	14	47
Changes in operating assets and liabilities:
Accounts receivable, net	1,177	1,317	(3,978)
Inventories	5,757	(4,228)	6,931
Prepaid expenses and other current assets	281	912	(499)
Prepayment for testing service and deferred charges	(1,403)	(676)	(757)
Notes and accounts payable	(1,658)	(461)	4,640
Income tax payable	120	84	176
Accrued expenses and other current liabilities	(554)	337	(510)
Accrued pension liabilities	(51)	(65)	(64)
Long-term income tax payable	(244)	(40)	48
Net cash provided by operating activities	19,900	21,013	12,729
Acquisition of:
Short-term investments	(39,506)	(29,726)	(38,245)
Long-term investments		(3,817)
Property and equipment	(2,013)	(2,307)	(1,123)
(Increase) decrease in:
Restricted assets		1,476
Restricted cash	396	(307)	(80)
Other assets	(31)	(82)	(144)
Increase (decrease) in other liabilities			(23)
Proceeds from:
Sale of short-term investments	15,809	35,648	37,116
Sale of long-term investments	4,337
Disposal of property and equipment	58	16	20
Net cash provided by (used in) investing activities	(20,950)	901	(2,479)
FINANCING ACTIVITIES
Acquisition of treasury stock	(10,233)	(20,460)	(3,905)
Proceeds from:
Exercise of stock options	453	33	114
Issuance of ordinary shares under the Employee Stock Purchase Plan	541	500	575
Net cash used in financing activities	(9,239)	(19,927)	(3,216)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	574	1,459	(47)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9,715)	3,446	6,987
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	42,277	38,831	31,844
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	32,562	42,277	38,831
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest
Cash paid for tax	1,250	1,296	1,366
NON-CASH INVESTING AND FINANCING ACTIVITIES
Restricted cash reclassified to short-term investments			1,000
Land in exchange for building			8,918
Increase in payable for acquisition of equipment	445
Increase in payable for stock repurchase	$ 332

Note 1 - General	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	GENERAL

Business

O2Micro, Inc. was incorporated in the state of California in the United States of America on March 29, 1995, to design, develop, and market innovative power management and e-commerce components and systems for the Communications, Computer, Consumer, Industrial and Automotive markets.  In March 1997, O2Micro International Limited (the “Company”) was formed in the Cayman Islands and all authorized and outstanding common stock, preferred stock, and stock options of O2Micro, Inc. were exchanged for the Company’s ordinary shares, preference shares, and stock options with identical rights and preferences.  O2Micro, Inc. became the Company’s subsidiary after the share exchange.

The Company’s ordinary shares (“Shares”) were initially listed on The NASDAQ National Market (“NASDAQ”) on August 23, 2000 and on the Cayman Islands Stock Exchange on February 1, 2001.  At the Extraordinary General Meeting of Shareholders (“EGM”) held on November 14, 2005, the shareholders approved a public global offering of the Company’s Shares and the proposed listing of the Company's Shares on the Main Board of The Stock Exchange of Hong Kong Limited (“SEHK”) and various matters related to the proposed listing and offering.  Following the approval of these matters, the Company ceased trading its Shares on the NASDAQ, effected a 50-for-1 share split of Shares, created an American depositary share (“ADS”) program for the ADSs to be quoted on the NASDAQ, and delisted the Shares from the NASDAQ on November 25, 2005.  The Company commenced trading of ADSs on the NASDAQ on November 28, 2005 and subsequently listed the Shares on the SEHK on March 2, 2006, by way of introduction.

On February 27, 2009, the Company submitted an application for the voluntary withdrawal of the listing of Shares on the Main Board of SEHK (collectively referred to as “Proposed Withdrawal”) for reasons of cost and utility.  The Company retained its existing primary listing of ADSs on the NASDAQ following the Proposed Withdrawal and for the foreseeable future.  The Proposed Withdrawal was approved at the EGM held on May 30, 2009, and the listing of the Shares on SEHK was withdrawn on September 9, 2009.

The Company has incorporated various wholly-owned subsidiaries in the past, including, among others, O2Micro Electronics, Inc. (“O2Micro-Taiwan”), O2Micro International Japan Ltd. (“O2Micro-Japan”), O2Micro Pte Limited-Singapore (“O2Micro-Singapore”), O2Micro (China) Co., Ltd. (“O2Micro-China”), and O2Security Limited (“O2Security”). O2Micro-Taiwan is engaged in operations and sales support services. O2Micro-Japan is engaged in sales support services. O2Micro-Singapore, O2Micro-China, and other subsidiaries are mostly engaged in research and development services.  O2Security was primarily engaged in operations and sales of Network Security products (“Network Security Group”).  The Company also established a subsidiary, OceanOne Semiconductor (Ningbo) Limited (“OceanOne”) in Ningbo of the People’s Republic of China (“China”) in August 2005.  OceanOne was engaged in semiconductor testing service and commenced its operations in January 2007.  In June 2008, the Company entered into a share transfer agreement with Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”) to dispose of 100% ownership of OceanOne for $6,700,000.  The share transfer was subsequently completed on July 2, 2008.

In November 2010, the Company commenced a plan to terminate its Network Security business and initiated shutdown activities associated with the Network Security Group, and in 2011, the Company formally dissolved all business entities related to O2Security Limited.  The Company has reflected the operating results of this business group as discontinued operations in the accompanying consolidated statements of operations and comprehensive income.  Please also see discussions in Note 3.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowance for deferred income tax assets, allowance for doubtful accounts, inventory valuation, useful lives for property and equipment, impairment of long-lived assets, identified intangible assets, allowances for sales adjustments, pension and uncertain tax liabilities, contingencies and stock-based compensation.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, short-term investments and accounts receivable.  Cash is deposited with high credit quality financial institutions.  For cash equivalents and short-term investments, the Company invests primarily in time deposits and debt securities with high credit quality.  For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts based upon a review of the expected collectability of individual accounts.

Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, and notes and accounts payable. The carrying amounts approximate the fair value due to the short-term maturity of those instruments.  Fair value of available-for-sale investments including short-term investments and long-term investments is based on quoted market prices.  Long-term investments in private company equity securities are accounted for under the cost method because the Company does not exercise significant influence over the entities.  The Company evaluates related information including operating performance, subsequent rounds of financing, advanced product development and related business plan in determining the fair value of these investments and whether an other-than-temporary decline in value exists.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of not more than three months when purchased to be cash equivalents.  Investments with maturities of more than three months are classified as short-term investments.

Restricted Cash

The Company classifies deposits made for customs and cash pledged to a bank for the issuance of letters of credit as restricted cash.  The deposits are classified as current assets if refundable within a twelve-month period from the balance sheet date.

Short-term Investments

The Company maintains its excess cash in time deposits, government, corporate, or other agency bonds issued with high credit ratings.  The specific identification method is used to determine the cost of securities sold, with realized gains and losses reflected in non-operating income and expenses.  As of December 31, 2011, all the above-mentioned investments were classified as available-for-sale securities and were recorded at fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary.  Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Investment transactions are recorded on the trade date.

Inventories

Inventories are stated at the lower of standard cost or market value.  The cost of inventories comprises cost of purchasing raw materials and where applicable, those overheads that have been incurred in bringing the inventories to their present location and condition.  Cost is determined on a currently adjusted standard basis, which approximates actual cost on a first-in, first-out basis. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions and writes down inventory as needed.

Long-term Investments

Long-term investments in private companies over which the Company does not exercise significant influence are accounted for under the cost method. Management evaluates related information in determining whether an other-than-temporary decline in value exists.  Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the investment. The list is not all-inclusive and management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists.

Long-term investments in listed companies are classified as available-for-sale securities and are recorded at fair value.  Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary.  Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Major additions and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed on a straight-line basis over estimated service lives that range as follows: buildings - 35 to 49.7 years, equipment - 3 to 10 years, furniture and fixtures - 3 to 9 years, leasehold improvements - the shorter of the estimated useful life or the lease term, which is 2 to 6 years, and transportation equipment - 5 years.

Long-lived Asset Impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable.  The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from the asset is separately identifiable and is less than the carrying value.  If impairment occurs, a loss based on the excess of the carrying value over the fair value of the long-lived asset is recognized.  Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate.

Identified Intangible Assets

Intellectual property assets primarily represent customer relationship, tradename, and developed technologies acquired, and are recorded based on a purchase price allocation analysis on the fair value of the assets acquired. The Company amortizes acquired intangible assets using straight-line method over the estimated life ranging from 3 to 10 years.

The intangible assets, subject to amortization, are reviewed for impairment whenever circumstances indicate that the useful life is shorter than the Company had originally estimated or that the carrying amount of assets may not be recoverable.  If such facts and circumstances exist, the Company assesses the recoverability of identified intangible assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.  The Company determines the fair value using the income approach which includes the discounted cash flow and other economic factors as inputs.

Treasury Stock

The Company retires ordinary shares repurchased under a share repurchase plan.  Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased.  A repurchase of ADS is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Revenue Recognition

Revenue from product sales to customers, other than distributors, is recognized at the time of shipment and when title and right of ownership transfers to customers.  The four criteria for revenue being realized and earned are the existence of evidence of sale, actual shipment, fixed or determinable selling price, and reasonable assurance of collectability.

Allowances for sales returns and discounts are provided at the time of the recognition of the related revenues on the basis of experience and these provisions are deducted from sales.

In certain limited instances, the Company sells its products through distributors.  The Company has limited control over these distributors’ selling of products to third parties.  Accordingly, the Company recognizes revenue on sales to distributors when the distributors sell the Company’s products to third parties.  Thus, products held by distributors are included in the Company’s inventory balance.

Freight Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are recorded as revenue in the consolidated statements of operations and comprehensive income.  Shipping and handling costs are charged to cost of sales as incurred.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge and intellectual property that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes.  All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Advertising Expenses

The Company expenses all advertising and promotional costs as incurred.  These costs were approximately $1,212,000 in 2011, $1,450,000 in 2010, and $827,000 in 2009, respectively.  A portion of these costs was for advertising, which approximately amounted to $250,000 in 2011, $374,000 in 2010, and $361,000 in 2009, respectively.

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ pension accounts.  For employees under defined benefit pension plans, pension costs are recorded based on the actuarial calculation.

Income Tax

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the relevant years.  Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards.  The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not.  Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any.  The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Stock-based Compensation

The Company grants stock options to its employees and certain non-employees and estimates the fair value of share-based payment awards on the date of grant using an option-pricing model.  The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods.  The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant.  The Company also grants restricted stock units (“RSUs”) to its employees and the RSUs are measured based on the fair market value of the underlying stock on the dates of grant.

Foreign Currency Transactions

The functional currency is the local currency of the respective entities.  Foreign currency transactions are recorded at the rate of exchange in effect when the transaction occurs.  Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement.  At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the US dollar.  Accordingly, the financial statements of the foreign subsidiaries are translated into US dollars at the following exchange rates: assets and liabilities - current rate on balance sheet date; shareholders’ equity - historical rate; income and expenses - weighted average rate during the year.  The resulting translation adjustment is recorded as a separate component of shareholders’ equity.

Comprehensive Income (Loss)

Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources that are not reflected in the consolidated statements of operations.

Legal Contingencies

The Company is currently involved in various claims and legal proceedings.  Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure.  If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss.  In view of uncertainties related to these matters, accruals are based only on the best information available at the time.  As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate.  Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

As part of its standard terms and conditions, the Company offers limited indemnification to third parties with whom it enters into contractual relationships, including customers; however, it is not possible to determine the range of the amount of potential liability under these indemnification obligations due to the lack of prior indemnification claims.  These indemnifications typically hold third parties harmless against specified losses, such as those arising from a breach of representation or covenant, or other third party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third parties.  These indemnifications are triggered by any claim of infringement of intellectual property rights brought by a third party with respect to the Company’s products.  The terms of these indemnifications may not be waived or amended except by written notice signed by both parties, and may only be terminated with respect to the Company’s products.

Recent Accounting Pronouncements

In September 2009, the Financial Accounting Standard Board (“FASB”) issued an accounting standard update which provides guidance on how to separate consideration in multiple-deliverable arrangements and significantly expands the related disclosure requirements. The standard establishes a hierarchy for determining the selling price of a deliverable, eliminates the residual method of allocation, and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The update is effective for annual reporting periods beginning on or after June 15, 2010. This guidance is effective for the Company for the year ending December 31, 2011. The adoption of the guidance did not have a material effect on the Company’s results of operations, financial position and cash flows.

In September 2009, the FASB issued an accounting standard update on arrangements that include software elements. Tangible products that have software components that are essential to the functionality of the tangible product will no longer be within the scope of the software revenue recognition guidance, and software-enabled products will now be subject to other relevant revenue recognition guidance. The update is effective for annual reporting periods beginning on or after June 15, 2010. This guidance is effective for the Company for the year ending December 31, 2011. The adoption of the guidance did not have a material effect on the Company’s results of operations, financial position and cash flows.

In January 2010, the FASB issued an accounting update that amended guidance and clarified the disclosure requirements about fair market value measurement. These amended standards require new disclosures for significant transfers of assets or liabilities between Level 1 and Level 2 in the fair value hierarchy; separate disclosures for purchases, sales, issuance and settlements of Level 3 fair value items on a gross, rather than net basis; and more robust disclosure of the valuation techniques and inputs used to measure Level 2 and Level 3 assets and liabilities. Except for the detailed disclosures of changes in Level 3 items, which are effective for the Company as of January 1, 2011, the remaining new disclosure requirements were effective for the Company as of January 1, 2010. The Company has included these new disclosures, as applicable, in Note 4 below.

In April 2010, the FASB issued an accounting update that provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for certain research and development transactions. Under this new standard, a company can recognize as revenue consideration that is contingent upon achievement of a milestone in the period in which it is achieved, only if the milestone meets all criteria to be considered substantive.  This standard will be effective for the Company on a prospective basis as of January 1, 2011.  The adoption of the guidance did not have a material effect on the Company’s results of operations, financial position and cash flows.

In April 2010, the FASB issued an accounting update to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades must not be considered to contain a market, performance, or service condition. Therefore, an entity should not classify such an award as a liability if it otherwise qualifies for classification in equity. This guidance is effective for annual periods beginning on or after December 15, 2010, and will be applied prospectively. Affected entities will be required to record a cumulative catch-up adjustment to the opening balance of retained earnings for all awards outstanding as of the beginning of the annual period in which the guidance is adopted. Earlier application is permitted.  This guidance is effective for the Company for the year ending December 31, 2011. The adoption of the guidance did not have a material effect on the Company’s results of operations, financial position and cash flows.

In December 2010, the FASB issued an accounting update to require that supplemental pro forma information disclosures pertaining to acquisitions should be presented as if the business combination(s) occurred as of the beginning of the prior annual period when comparative financial statements are presented. This guidance also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This guidance is effective for business combinations consummated in periods beginning after December 15, 2010.  Early adoption is permitted.  This guidance is effective for the Company for the year ending December 31, 2011. The Company will make the required disclosures prospectively as of the date of the adoption for any material business combinations or series of immaterial business combinations that are material in the aggregate.

In December 2010, the FASB issued an accounting update to modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, this guidance is effective for impairment tests performed during entities’ fiscal years that begin after December 15, 2010.  Early application will not be permitted. This guidance is effective for the Company for the year ending December 31, 2011. The adoption of the guidance did not have a material effect on the Company’s results of operations, financial position and cash flows.

In May 2011, the FASB issued an accounting update to amend the fair value measurement guidance and include some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011.  Early adoption is not permitted. The Company does not expect the adoption will have a material impact on the Company’s results of operations, financial position or cash flows.

In June and December 2011, the FASB issued accounting updates to eliminate the current option to report other comprehensive income and its components in the statement of stockholders’ equity.  Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income.  This guidance must be applied retroactively and is effective for fiscal years beginning after December 15, 2011.  Earlier application is permitted. The Company does not expect the adoption will have a material impact on the Company’s results of operations, financial position or cash flows.

In September 2011, the FASB issued an accounting update, which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Earlier adoption is permitted.  The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In December 2011, the FASB issued an accounting update, which creates new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements or similar agreements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 with retrospective application required. Since this standard impacts disclosure requirements only, its adoption is not expected to have a material impact on the Company’s results of operations, financial condition or cash flows.

Note 3 - Discontinued Operations	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	DISCONTINUED OPERATIONS

As part of the Company’s strategy to evaluate its business segments periodically, management noted that the Network Security Group has incurred significant operating losses and its business had not grown as projected.  In light of the downturn of business in Network Security products the Company determined that a triggering event had occurred and initiated an impairment loss analysis on the Network Security Group’s long-lived assets using a discounted cash flow approach in estimating fair value as market values could not be readily determined.  Along with the analysis, a portion of the developed technologies intangible asset recognized in connection with the acquisition of 360 Degree Web, the property and equipment, and other assets associated with the Network Security Group, with a total net carrying value of $2,184,000 were fully written off in the third quarter of 2010.

In November 2010, the Board of Directors (the “Board”) resolved to discontinue the operations of Network Security Group and to liquidate the assets of the Network Security Group in due course.  The Company has ceased operation and has commenced the related shutdown activities, most of which were completed in 2011.  The Company does not expect any significant future revenues from the operations of this business segment.

The Company determined that the Network Security Group meets the definition of a separate component and the results of the Network Security Group are reported as discontinued operations in the accompanying statements of operations.

In conjunction with the discontinued operations, the Company recorded charges of $1,218,000 during the year ended December 31, 2010, for certain exit costs relating to the discontinuance of these operations which is reflected as part of loss from discontinued operations.

The Network Security Group accounted for $202,000, $1,946,000, and $3,204,000 of net sales and $88,000, $9,591,000, and $6,560,000 of loss from operations for the years ended December 31, 2011, 2010, and 2009, respectively, which are included as part of the $9,000 income from discontinued operations, $9,843,000 and $6,418,000 of loss from discontinued operations in the accompanying consolidated statements of operations and comprehensive income.

Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
4.	FAIR VALUE MEASUREMENTS

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 –	Observable inputs such as quoted prices for identical instruments in active markets;

Level 2 –	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 –	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on a recurring basis were as follows:

(In Thousands)

	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis at December 31, 2011

Cash and cash equivalents
Money market mutual funds	$-	$1,398	$-	$1,398

Short-term investments
Government bonds	-	1,007	-	1,007
Corporate bonds	-	5,666	-	5,666
Agency bonds	-	2,176	-	2,176

Long-term investments
Available-for-sale securities	791	-	-	791

Total	$791	$10,247	$-	$11,038

Items measured at fair value on a recurring basis at December 31, 2010

Cash and cash equivalents
Money market mutual funds	$-	$928	$-	$928

Short-term investments
Government bonds	-	501	-	501
Corporate bonds	-	1,005	-	1,005
Agency bonds	-	7,754	-	7,754

Long-term investments
Available-for-sale securities	5,106	-	-	5,106

Total	$5,106	$10,188	$-	$15,294

The Company utilizes a pricing service to estimate fair value measurements for the money market mutual funds, government bonds, corporate bonds and agency bonds. The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets. Fixed maturity securities generally trade daily on Dealer bids rather than bids recorded on exchanges.  The pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.

The fair value estimates provided by the pricing service for the Company’s investments are based on observable market information rather than market quotes.  Accordingly, the estimates of fair value for short-term investments were determined based on Level 2 inputs at December 31, 2011 and 2010, respectively.

Assets and liabilities measured at fair value on a non-recurring basis were as follows (nil at December 31, 2011):

(In Thousands)

	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
Items measured at fair value on a non-recurring basis at December 31, 2010

Long-lived assets held and used related to the Network Security Group
Property and equipment, net (note 10)	$-	$-	$-	$-	$(340)
Intangible assets, net (note 11)	-	-	-	-	(1,729)
Deferred charges (note 12)	-	-	-	-	(115)

Total	$-	$-	$-	$-	$(2,184)

As described in Note 3, in light of the downturn of business in Network Security products, the Company determined that a triggering event had occurred and initiated an impairment loss analysis on the Network Security Group’s long-lived assets in 2010.  In conducting this analysis, the Company used a discounted cash flow approach in estimating fair value as market values could not be readily determined given the unique nature of the respective assets.  For the assets identified as being impaired, the cash flows associated with the underlying assets did not support a value greater than zero given the shutdown of the Network Security business as a result of the Company’s change in business strategy.  Accordingly, long-lived assets held and used with a carrying amount of $2,184,000 were written down to their fair value of zero, resulting in an impairment charge of $2,184,000, which was included in loss from discontinued operations for the year ended December 31, 2010.

Note 5 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents Disclosure [Text Block]
5.	CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2011	2010

Time deposits	$7,742	$8,911
Savings and checking accounts	23,399	32,416
Money market mutual funds	1,398	928
Petty cash	23	22
	$32,562	$42,277

Note 6 - Short-Term Investments	12 Months Ended
Dec. 31, 2011
Cash, Cash Equivalents, and Short-term Investments [Text Block]
6.	SHORT-TERM INVESTMENTS

(In Thousands)

	December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$84,167	$-	$-	$84,167

Available-for-sale securities
Government bonds	1,008	-	(1)	1,007
Corporate bonds	5,670	-	(4)	5,666
Agency bonds	2,184	-	(8)	2,176
	$93,029	$-	$(13)	$93,016

(In Thousands)

	December 31, 2010
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$59,468	$-	$-	$59,468

Available-for-sale securities
Government bonds	501	-	-	501
Corporate bonds	1,000	5	-	1,005
Agency bonds	7,748	8	(2)	7,754
	$68,717	$13	$(2)	$68,728

Short-term investments by contractual maturity were as follows:

(In Thousands)

	December 31, 2011
		Fair
	Cost	Value
Time deposits
Due within one year	$84,138	$84,138
Due after one year through two years	26	26
Due after two years	3	3
	84,167	84,167

Available-for-sale securities
Due within one year	7,344	7,338
Due after one year through two years	1,518	1,511
	8,862	8,849
	$93,029	$93,016

(In Thousands)

	December 31, 2010
		Fair
	Cost	Value
Time deposits
Due within one year	$54,468	$54,468
Due after one year through two years	5,000	5,000
	59,468	59,468

Available-for-sale securities
Due within one year	9,249	9,260
	$68,717	$68,728

The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2011 were $1,000 and $0, respectively.  The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2010 were $2,000 and $0, and the Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2009 were $1,000 and $0, respectively.

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010.  The Company presently does not intend to sell the debt securities listed below and believes that it is more likely than not that the Company will not be required to sell these securities that are in an unrealized loss position before recovery of the Company’s amortized cost. Furthermore, the Company has the intent and ability to hold the equity securities listed below for a sufficient period of time to allow for recovery in market value.

(In Thousands)

	December 31, 2011
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Government bonds	$1,007	$1	$-	$-	$1,007	$1
Corporate bonds	5,666	4	-	-	5,666	4
Agency bonds	2,176	8	-	-	2,176	8
	8,849	13	-	-	8,849	13

Investment in Etrend HitechCorporation (“Etrend”) (note 9)	791	129	-	-	791	129
	$9,640	$142	$-	$-	$9,640	$142

(In Thousands)

December 31, 2010
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Agency bonds	$6,766	$2	$-	$-	$6,766	$2

Note 7 - Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
7.	INVENTORIES
(In Thousands)
	December 31
	2011	2010

Finished goods	$2,447	$3,984
Work-in-process	1,980	2,009
Raw materials	3,499	7,690
	$7,926	$13,683

Note 8 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Text Block]
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

(In Thousands)

	December 31
	2011	2010

Prepaid expenses	$1,122	$1,081
Interest receivable	424	352
Other receivable	39	305
Value-added-tax recoverable	33	36
Deferred income tax assets	84	15
Other	526	645
	$2,228	$2,434

Note 9 - Long-Term Investments	12 Months Ended
Dec. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
9.	LONG-TERM INVESTMENTS

(In Thousands)

	December 31
	2011	2010
Cost method
Sigurd Cayman	$7,200	$7,200
X-FAB Silicon Foundries N.V. (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	942	942
GEM Services, Inc. (“GEM”)	78	500
Excelliance MOS Co., Ltd (“EMC”)	1,960	1,960
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	15,148	15,570
Available-for-sale securities – noncurrent
China Resources Microelectronic Limited (“CR Micro”)	-	3,018
Etrend	791	2,088
	791	5,106
	$15,939	$20,676

The following table shows the gross unrealized gains and losses and fair value of the Company’s long-term investments in available-for-sale securities at December 31, 2011 and 2010.

(In Thousands)

December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Etrend	$920	$-	$129	$791

(In Thousands)

	December 31, 2010
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

CR Micro	$2,718	$300	$-	$3,018
Etrend	920	1,168	-	2,088
	$3,638	$1,468	$-	$5,106

In July 2008, the Company invested in preferred shares of Sigurd Cayman for $5,700,000 to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”).  Upon completion of the transaction, the Company obtained a 19.54% ownership of Sigurd Cayman.  The Company accounts for the investment under the cost method as the Company does not exercise significant influence over operating and financial policies of Sigurd Cayman and management of Sigurd holds the controlling interests.  In April 2010, the Company participated in another round of preferred shares issued by Sigurd Cayman amounting to $1,500,000. As of December 31, 2011, the Company held 9,690,445 shares, which represented an 18.88% ownership of Sigurd Cayman.

The Company invested in X-FAB’s ordinary shares in July 2002.  X-FAB (formerly known as X-FAB Semiconductor Foundries AG) is a European-American foundry group that specializes in analog/mixed-signal application.  As of December 31, 2011, the Company held 530,000 shares at the cost of $4,968,000 (4,982,000 EURO), which represented a 1.60% ownership of X-FAB.

In November 2005, the Company invested in PVEF, a fund management company in Singapore, with an investment amount of $585,000 (SG$1,000,000) for 20 units in the placement at SG$50,000 per unit.  The Company further invested $357,000 (SG$500,000) in June 2010 to obtain 30 units.  The Company held a 5% interest in the fund as of December 31, 2011.

The Company invested in GEM’s preference shares in August 2002. GEM is a multinational semiconductor assembly and test company. As of December 31, 2011, the Company held 333,334 shares at the cost of $500,000, which represented a 0.94% ownership of GEM.  On April 16, 2012, GEM signed a share purchase agreement with a listed company in Taiwan which will purchase GEM’s preference share at a price of $0.235 per share to obtain approximately 58.4% ownership of GEM.  In respect to this subsequent event, the Company considered this a Type I subsequent event and the investment to be other-than-temporarily impaired.  Therefore, the Company recognized an impairment loss of $422,000 as of December 31, 2011.

The Company invested in EMC’s ordinary shares in June 2010. EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system.  As of December 31, 2011, the Company held 3,468,000 shares at the cost of $1,960,000 (NT$62,900,000), which represented a 12.46% ownership of EMC.

In August 2004, the Company invested in CR Micro’s ordinary shares listed on the SEHK at a purchase price of $4,547,000. CR Micro (formerly known as CSMC Technology Corporation) is a semiconductor foundry company.  On June 30, 2006, the Company considered the investment to be other-than-temporarily impaired and recognized an impairment loss of $756,000 based on the day’s quoted market price of HK$0.42 per share.  In February 2009, CR Micro announced its privatization proposal with a cash offering price of HK$0.30 per share. Consequently, the Company considered this investment to be other-than-temporarily impaired and recognized an impairment loss of $1,073,000 as of December 31, 2008. CR Micro, however, remained listed on the SEHK as its privatization proposal was disapproved by over 10% of its shareholders in June 2009.  As of December 31, 2010, the Company held 70,200,000 shares, which represented approximately 0.80% ownership of CR Micro.  In September 2011, CR Micro’s privatization proposal was approved in the court meeting and EGM in September 2011.  Following CR Micro’s scheme arrangement, the Company selected the cash alternative by disposing its investment in CR Micro at a price of HK$0.48 per share upon CR Micro’s delisting from SEHK in November 2011 and recorded a transaction gain of $1,619,000, of which $1,611,000 was gain reclassified from other comprehensive income, for the year ended December 31, 2011.

The Company invested in Etrend’s ordinary shares in December 2002, July 2003, and March 2004, respectively. Etrend is a wafer probing, packing and testing company.  As of December 31, 2011, the Company held 3,048,383 shares, which represented a 7.62% ownership of Etrend.  In August 2007, Etrend’s shares were listed on the Emerging Stock GreTai Security Market of Taiwan and the Company reclassified the investment in Etrend to available-for-sale securities.  Etrend was successfully listed on the GreTai Securities Market of Taiwan in November 2010.

In January 2005, the Company invested in ordinary shares of Sinomos, a privately owned foundry company, at a total amount of $5,000,000. In May and December 2006, the Company further invested in preferred shares of $3,288,000 and $4,785,000, respectively. In September 2008, in view of Sinomos’ operating status and recurring financial losses, the Company determined that the decline in fair value of the investment in Sinomos was other-than-temporary and recognized an impairment charge of $13,073,000.  Along with the recognition of impairment charge, the Company also wrote-off the outstanding prepayments in relation to Sinomos’ foundry service of $2,942,000.  As of December 31, 2011, the Company held 30,101,353 of ordinary and preference shares, representing an 18.41% ownership of Sinomos.

The Company invested in SiGen preferred shares in December 2000.  SiGen is an advanced nanotechnology company that develops Silicon-on-insulator, stained-silicon products and other engineered multi-layer structures to microelectronics and photonic for advanced electronic and opto-electronic device applications.  In 2002 and 2003, the Company reviewed qualitative factors related to the investment, determined that the decline in value was other-than-temporary and the carrying value was decreased to zero. The Company held 23,946 shares of SiGen as of December 31, 2011, representing a 0.06% ownership of SiGen.

Note 10 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
10.	PROPERTY AND EQUIPMENT, NET

(In Thousands)

	December 31
	2011	2010
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	32,507	30,793
Furniture and fixtures	1,080	1,221
Leasehold improvements	2,766	2,639
Transportation equipment	671	581
Prepayment for property and equipment	9,978	10,204
	57,567	56,003
Accumulated depreciation
Buildings	1,215	1,035
Equipment	24,318	21,748
Furniture and fixtures	874	990
Leasehold improvements	2,321	2,032
Transportation equipment	509	459
	29,237	26,264
	$28,330	$29,739

Depreciation expense recognized during the years ended December 31, 2011, 2010, and 2009 was approximately $3,520,000, $3,731,000, and $4,442,000, respectively.

An impairment charge of $340,000 was incurred as a result of impairment analysis on the Network Security Group’s property and equipment for the year ended December 31, 2010.  Please see discussions in Note 3.

In August 2009, the Company sold its land, located in Hsin-Chu, Taiwan, to a developer in exchange for a portion of the real estate after it is developed, which portion will include a portion of an office building and a portion of a parking lot, valued at approximately $8,918,000.  The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth.  The Company deferred the transaction gain of $129,000 as the building was still under the construction stage as of December 31, 2011.

Note 11 - Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
11.	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of December 31, 2011:

(In Thousands)

	Gross
	Carrying	Accumulated
	Amount	Amortization	Net

Developed technologies	$2,564	$(1,093)	$1,471
Customer relationship	261	(261)	-
Tradename	56	(56)	-
Other	317	(223)	94
	$3,198	$(1,633)	$1,565

Intangible assets consisted of the following as of December 31, 2010:

(In Thousands)

	Gross
	Carrying	Accumulated
	Amount	Amortization	Net

Developed technologies	$2,564	$(819)	$1,745
Customer relationship	261	(225)	36
Tradename	56	(48)	8
Other	302	(155)	147
	$3,183	$(1,247)	$1,936

An impairment charge of $1,729,000 was incurred as a result of impairment analysis on Network Security Group’s intangible assets for the year ended December 31, 2010. Please see discussions in Note 3.

F-22

Amortization expense of the intangible assets acquired was $379,000, $608,000, and $663,000 for years ended December 31, 2011, 2010, and 2009, respectively.  The estimated amortization expense of the intangible assets as of December 31, 2011 for the coming five years is as follows:

(In Thousands)

Year
2012	$336
2013	305
2014	274
2015	273
2016	191

Total	$1,379

Note 12 - Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
12.	OTHER ASSETS

(In Thousands)

	December 31
	2011	2010

Deferred charges	$2,513	$1,827
Land use rights	1,236	1,264
Refundable deposits	706	675
Deferred income tax assets - noncurrent	159	153
Prepayment for testing service	-	441
	$4,614	$4,360

Deferred charges are advance payments for consulting, maintenance, and engineering service contracts and are amortized over the terms of the contracts from 2 to 5 years.  Amortization expense of the deferred charges for the years ended December 31, 2011, 2010, and 2009 was approximately $1,150,000, $914,000, and $795,000, respectively.  An impairment charge of $115,000 was incurred as a result of the impairment analysis on the Network Security Group’s deferred charges for the year ended December 31, 2010.  Please see discussions in Note 3.

All land within municipal zones in China is owned by the government.  Limited liability companies, joint stock companies, foreign-invested enterprises, privately held companies and individual natural persons must pay fees for granting of rights to use land within municipal zones.  Legal use of land is evidenced and sanctioned by land use certificates issued by the local municipal administration of land resources.  Land use rights granted for industrial purposes are limited to a term of no more than 50 years.

Land use rights are recorded at cost less accumulated amortization.  Amortization is provided on a straight-line basis over the term of the land use rights agreement which is 49.7 years.  Amortization expense of the land use rights for the years ended December 31, 2011, 2010, and 2009 was approximately $28,000, $29,000, and $29,000, respectively.

In view of the expansion of its supply chain in China, the Company entered into a testing service agreement with Sigurd Cayman to obtain certain manufacturing and testing services.  The total prepayment amounts to $1,450,000 for the service period from July 2008 to June 2011.

Note 13 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(In Thousands)

	December 31
	2011	2010

Salaries, bonus and benefits	$3,737	$3,162
Engineering related expenses	1,185	891
Legal and audit fees	790	1,588
Payable for acquisition of equipment	464	19
Payable for stock repurchase	332	-
Withholding tax payable	278	194
Consulting fees	275	518
Shipping expenses	160	251
Promotional expenses	116	105
Value-added tax payable	47	125
Deferred income tax liabilities	11	28
Other accrued expenses	842	1,150
	$8,237	$8,031

Note 14 - Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
14.	INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Income (loss) before income taxes from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2011	2010	2009

Cayman Islands	$5,188	$18,235	$(780)
Foreign	4,872	5,135	6,121
	$10,060	$23,370	$5,341

Income tax expense from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2011	2010	2009

Current	$1,155	$1,330	$1,508
Deferred	(92)	(5)	232

Income tax expense	$1,063	$1,325	$1,740

Income tax expenses (benefit) from discontinued operations were ($33,000), $261,000, and ($138,000) for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company and its subsidiaries file separate income tax returns.  Reconciliation of the significant differences between the statutory income tax rate and the effective income tax rate on pretax income (loss) from continuing operations was as follows:

	Years Ended December 31
	2011	2010	2009

Cayman statutory rate	0%	0%	0%
Foreign rates in excess of statutory rates	10.77%	5.02%	30.48%
Changes in deferred income tax assets	(5.29%)	(0.97%)	(2.28%)
Adjustments to prior years’ taxes	(2.20%)	(0.82%)	(4.27%)
Change in valuation allowance for deferred income tax assets	4.38%	0.95%	6.63%
Other	2.91%	1.49%	2.02%

Effective tax rate	10.57%	5.67%	32.58%

The deferred income tax assets and liabilities as of December 31, 2011 and 2010 consisted of the following:

(In Thousands)

	December 31
	2011	2010
Deferred income tax assets
Research and development credits	$5,148	$4,772
Net operating loss carryforwards	36	521
Depreciation and amortization	430	472
Accrued vacation and other expenses	238	97
	5,852	5,862
Valuation allowance	(5,609)	(5,694)

Total net deferred income tax assets	$243	$168

Deferred income tax liabilities
Unrealized capital allowance	$11	$15
Unrealized foreign exchange	-	13

Total deferred income tax liabilities	$11	$28

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not more than likely. The valuation allowance decreased by $85,000 for the year ended December 31, 2011, and increased by $471,000 for the year ended December 31, 2010, respectively.  The decrease in the valuation allowance in 2011 was primarily due to the removal of the allowance related to the dissolving of O2Security Inc, a subsidiary of the Network Security Group.  The increase in the valuation allowance in 2010 was primarily due to the new research and development credits generated that cannot be fully utilized by the Company.

As of December 31, 2011, O2Micro, Inc. had US federal and state research and development credit carryforwards of approximately $4,977,000 and $5,644,000, respectively.  The US federal research and development credit will expire from 2020 through 2031 if not utilized, while the state research and development credit will never expire.  Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization.

At December 31, 2011, the Company had $66,000 of unrecognized tax benefits, all of which would affect its effective tax rate if recognized.  For the years ended December 31, 2011, 2010, and 2009, the total amount of interest expense and penalties related to tax uncertainty recorded in the provision for (reversal of) income expense was approximately ($74,000), ($21,000), and $21,000, respectively.  The total amount of interest and penalties recognized as of December 31, 2011 and 2010 was $7,000 and $81,000, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

(In Thousands)

	Years Ended December 31
	2011	2010

Balance, beginning of the year	$310	$350
Increase in tax position balance during current year	1	103
Decrease related to settlements	(8)	(11)
Reduction related to lapses	(237)	(132)

Balance, end of the year	$66	$310

Uncertain tax positions were primarily related to the allocation of income and deductions amongst the Company’s global entities.  During the next twelve months, it is reasonably possible that the total amount of unrecognized tax benefits will significantly change by up to approximately $60,000 due to the expiration of statute of limitations.

The Company files income tax returns in various foreign jurisdictions.  The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2006 because of the statute of limitations.

Note 15 - Retirement and Pension Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
15.	RETIREMENT AND PENSION PLANS

The Company has a savings plan that qualifies under Section 401(k) of the US Internal Revenue Code. Participating employees may defer up to the US Internal Revenue Service statutory limit amounts of pretax salary.  The Company may make voluntary contributions to the savings plan but has made no contributions since the inception of the savings plan in 1997.

The Company also participates in mandatory pension funds and social insurance schemes, if applicable, for employees in jurisdictions in which other subsidiaries or offices are located to comply with local statutes and practices.  For the years ended December 31, 2011, 2010, and 2009, pension costs charged to income in relation to the contributions to these schemes were $1,445,000, $1,406,000, and $1,335,000, respectively.  The Company adopted a defined benefit pension plan and established an employee pension fund committee for certain employees of O2Micro-Taiwan who are subject to the Taiwan Labor Standards Law (“Labor Law”) to comply with local requirements.  This benefit pension plan provides benefits based on years of service and average salary computed based on the final six months of employment.  The Labor Law requires the Company to contribute between 2% to 15% of employee salaries to a government specified plan, which the Company currently makes monthly contributions equal to 2% of employee salaries.  Contributions are required to be deposited in the name of the employee pension fund committee with the Bank of Taiwan.

The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2011 and 2010, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the companies by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets.

The percentage of major category of plan assets as of December 2011 and 2010 were as follows:

	December 31
	2011	2010

Cash	24%	29%
Debt securities	19%	23%
Equity securities	10%	7%

Changes in projected benefit obligation and plan assets for the years ended December 31, 2011 and 2010 were as follows:

(In Thousands)

	Years Ended December 31
	2011	2010

Projected benefit obligation, beginning of the year	$1,047	$760
Service cost	6	5
Interest cost	23	19
Benefits paid	-	-
Actuarial (gain) loss	(2)	263

Projected benefit obligation, end of the year	$1,074	$1,047

Fair value of plan assets, beginning of the year	$368	$262
Employer contributions	87	76
Actual return on plan assets	(9)	30

Fair value of plan assets, end of the year	$446	$368

The component of net periodic benefit cost was as follows:

(In Thousands)

	Years Ended December 31
	2011	2010

Service cost	$6	$5
Interest cost	23	19
Expected return on plan assets	(7)	(6)
Amortization of net pension loss	14	7

Net periodic benefit cost	$36	$25

The funded status of the plan was as follows:

(In Thousands)

	December 31
	2011	2010

Accumulated benefit obligation	$(787)	$(755)

Project benefit obligation	(1,074)	(1,047)
Plan assets at fair value	446	368

Funded status of the plan	$(628)	$(679)

The actuarial assumptions to determine the benefit obligations were as follows:

	December 31
	2011	2010

Discount rate	1.8%	2.3%
Rate of compensation increases	2.0%	2.0%

The actuarial assumptions to determine the net periodic benefit cost were as follows:

	Years Ended December 31
	2011	2010

Discount rate	1.8%	2.3%
Rate of compensation increases	2.0%	2.0%
Expected long-term rate of return on plan assets	2.0%	2.0%

The expected long-term rate of return shown for the plan assets was weighted to reflect a two-year deposit interest rate of local banking institutions.

Estimated future benefit payments are as follows:

(In Thousands)

Year

2012	$4
2013	3
2014	9
2015	5
2016-2021	144

Total estimated future benefit payments	$165

Note 16 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

In October 1999, the Board adopted the 1999 Employee Stock Purchase Plan (“1999 Purchase Plan”), which was approved by the shareholders prior to the consummation of its initial public offering in August 2000.  A total of 50,000,000 ordinary shares were reserved for issuance under the 1999 Purchase Plan, plus annual increases on January 1 of each year, commencing in 2001, up to 40,000,000 shares as approved by the Board.  In June 2008, an additional 20,000,000 shares were reserved for issuance as also approved by the Board. The 1999 Purchase Plan is subject to adjustment in the event of a stock split, stock dividend or other similar changes in ordinary shares or capital structure.

The 1999 Purchase Plan permits eligible employees to purchase ordinary shares through payroll deductions, which may range from 1% to 10% of an employee’s regular base pay.  Beginning November 1, 2005, the 1999 Purchase Plan shall be implemented through consecutive offer periods of 3 months’ duration commencing on the first day of February, May, August and November.  Under the 1999 Purchase Plan, ordinary shares may be purchased at a price equal to the lesser of 90% of the fair market value of the Company’s ordinary shares on the date of grant of the option to purchase (which is the first day of the offer period) or 90% of the fair market value of the Company’s ordinary shares on the applicable exercise date (which is the last day of the offer period).  Employees may elect to discontinue their participation in the purchase plan at any time; however, all of the employee’s payroll deductions previously credited to the employee’s account will be applied to the exercise of the employee’s option on the next exercise date.  Participation ends automatically on termination of employment with the Company.  If not terminated earlier, the 1999 Purchase Plan will have a term of 10 years.  During 2009, 10,685,400 ordinary shares had been purchased under the 1999 Purchase Plan.

As approved by the EGM held on May 30, 2009, the Company adopted the 2009 Employee Stock Purchase Plan (“2009 Purchase Plan”) along with the Company delisting from SEHK in September 2009.  The terms and provisions of 2009 Purchase Plan are generally the same as the 1999 Purchase Plan.  The 2009 Purchase Plan will also have a term of 10 years, if not terminated earlier.  A total of 25,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan starting November 2009.  From 2010 to 2011, 10,780,100 ordinary shares had been purchased under the 2009 Purchase Plan.

Stock Option Plans

In 1997, the Board adopted the 1997 Stock Plan, and in 1999, adopted the 1999 Stock Incentive Plan.  The plans provide for the granting of stock options to employees, directors and consultants of the Company.

Under the 1997 Stock Plan, the Board reserved 185,000,000 ordinary shares for issuance.  After the completion of an initial public offering, no further options were granted under the 1997 Stock Plan.  Under the 1999 Stock Incentive Plan, the maximum aggregate number of shares available for grant shall be 150,000,000 ordinary shares plus an annual increase on January 1 of each year, commencing in 2001, equal to the lesser of 75,000,000 shares or 4% of the outstanding ordinary shares on the last day of the preceding fiscal year or a smaller number determined by the plan administrator.  As of December 31, 2011, the number of options outstanding and exercisable was 147,403,000 and 147,403,000, respectively, under the 1999 Stock Incentive Plan.

The Board adopted the 2005 Share Option Plan (“2005 SOP”), which was effective on March 2, 2006, the date the Company completed the listing on the SEHK, and then the Board terminated the 1997 Stock Plan and 1999 Stock Incentive Plan. The Company began issuing stock options solely under the 2005 SOP for up to 100,000,000 ordinary shares.  As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 100,000,000 to 175,000,000 shares.  The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK in 2009.  Under the terms of the 2005 SOP, stock options are generally granted at fair market value of the Company’s ordinary shares.  The stock options have a contractual term of 8 years from the date of grant and vest over a requisite service period of 4 years.  As of December 31, 2011, the number of options outstanding and exercisable was 125,798,350 and 86,622,150, respectively, under the 2005 SOP.

A summary of the Company’s stock option activity under the plans as of December 31, 2011 and changes during the year then ended is presented as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2011	322,534,250	$0.1988
Granted	16,964,950	$0.1507
Exercised	(6,290,200)	$0.0719
Forfeited or expired	(60,007,650)	$0.2514

Outstanding Options, December 31, 2011	273,201,350	$0.1872	3.69	$1,118,000

Vested and Expected to Vest Options at December 31, 2011	265,112,778	$0.1891	3.60	$1,080,000

Exercisable Options at December 31, 2011	234,025,150	$0.2000	3.26	$778,000

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010, and 2009 were $545,000, $45,000, and $60,000, respectively.

The following table summarizes information about outstanding and vested stock options:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices	Outstanding	Life	Price	and Vested	Price

$0.0460 - $0.1198	58,219,600	5.56	$0.0735	34,677,550	$0.0674
$0.1240 - $0.1594	32,444,350	3.53	$0.1493	26,072,600	$0.1526
$0.1620 - $0.1948	47,989,150	3.72	$0.1696	38,729,850	$0.1710
$0.2036 - $0.2640	93,100,350	3.51	$0.2119	93,097,250	$0.2119
$0.2804 - $0.4836	41,447,900	1.57	$0.3414	41,447,900	$0.3414

Balance, December 31, 2011	273,201,350	3.69	$0.1872	234,025,150	$0.2000

Share Incentive Plan

The Board adopted the 2005 Share Incentive Plan (“2005 SIP”), which was effective on March 2, 2006, the date the Company completed the SEHK listing. The 2005 SIP provides for the grant of restricted shares, restricted share units (“RSU”), share appreciation rights and dividend equivalent rights (collectively referred to as “Awards”) up to 75,000,000 ordinary shares.  As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 75,000,000 to 125,000,000 shares.  The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK. Awards may be granted to employees, directors and consultants.  The RSUs vest over a requisite service period of 4 years.

A summary of the status of the Company’s RSUs as of December 31, 2011, and changes during the year ended December 31, 2011 is presented as follows:

		Weighted
	Number of	Average
	Outstanding	Grant-Date
	Awards	Fair Value

Nonvested at January 1, 2011	43,220,450	$0.0911
Granted	11,166,300	$0.1499
Vested	(16,514,200)	$0.0991
Forfeited and expired	(3,907,350)	$0.0886

Nonvested at December 31, 2011	33,965,200	$0.1066

As of December 31, 2011, there was $3,826,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans including stock options and RSUs.  The cost is expected to be recognized over a weighted-average period of 2.38 years. The total fair value of RSUs vested during the years ended December 31, 2011, 2010, and 2009 was $1,637,000, $1,688,000, and $492,000, respectively.

Cash received from option exercise under all share-based payment arrangements for the years ended December 31, 2011, 2010, and 2009 was $994,000, $533,000, and $689,000, respectively.

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model that use the assumptions in the following table.  Risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant.  The Company uses the simplified method to estimate the expected life because the options are considered as plain vanilla share-based payment awards. Expected volatilities are based on historical volatility of stock prices for a period equal to the options’ expected term.  The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future.

	Stock Options			Employee Stock Purchase Plan
	Years Ended December 31			Years Ended December 31
	2011	2010	2009	2011	2010	2009

Risk-free interest rate	0.83%-2.24%	1.17%-2.55%	1.85%-2.69%	0.01%-0.15%	0.10%-0.17%	0.06%-0.27%
Expected life	5	5	5	0.25-0.26	0.25-0.26	0.25-0.26
	Years	Years	Years	Years	Years	Years
Volatility	50%-52%	52%-54%	53%-58%	34%-42%	39%-52%	33%-103%
Dividend	-	-	-	-	-	-

The weighted-average grant-date fair values of options granted during the years ended December 31, 2011, 2010, and 2009 were $0.0705, $0.0551, and $0.0242, respectively.  The weighted-average fair values of options granted under the 1999 Purchase Plan and the 2009 Purchase Plan during the years ended December 31, 2011, 2010, and 2009 were $0.0192, $0.0232, and $0.0176, respectively.

Ordinary Shares Reserved

As of December 31, 2011, ordinary shares reserved for future issuance were as follows:

Outstanding stock options	273,201,350
Outstanding RSUs	33,965,200
Shares reserved for future stock option grants	47,560,050
Shares reserved for Employee Stock Purchase Plan	14,219,900
Shares reserved for Awards	47,374,800
416,321,300

Shares issued for the exercise of stock options, Employee Stock Purchase Plan and shares vested under restricted stock units are from the new ordinary shares.

Note 17 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
17.	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period.  Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period, using the treasury stock method for options.

A reconciliation of the numerator and denominator of basic and diluted earnings (loss) per share calculations was as follows:

	Years Ended December 31
	2011	2010	2009

Net Income (loss) from continuing operations (in thousands)	$8,997	$22,045	$3,601
Income (Loss) from discontinued operations (in thousands)	9	(9,843)	(6,418)

Net income (loss) (in thousands)	$9,006	$12,202	$(2,817)

Weighted average shares outstanding (in thousands) – basic	1,656,092	1,706,665	1,840,995
Effect of dilutive securities:
Options and RSUs (in thousands)	38,211	46,167	24,881

Weighted average shares outstanding (in thousands) – diluted	1,694,303	1,752,832	1,865,876

Earnings (loss) per share – basic
Continuing operations	$0.01	$0.01	$-
Discontinued operations	-	-	-
	$0.01	$0.01	$-

Earnings (loss) per share – diluted
Continuing operations	$0.01	$0.01	$-
Discontinued operations	-	-	-
	$0.01	$0.01	$-

Certain outstanding options and RSUs were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The anti-dilutive stock options excluded and their associated exercise prices per share were 260,358,588 shares at $0.0820 to $0.4836 as of December 31, 2011, 288,759,438 shares at $0.0858 to $0.4836 as of December 31, 2010, and 298,316,025 shares at $0.0522 to $0.4836 as of December 31, 2009.  The anti-dilutive RSUs excluded were 8,652,550 shares, 0 share, and 11,915,375 shares as of December 31, 2011, 2010, and 2009, respectively.

Note 18 - Commitments	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Text Block]
18.	COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through December 2016.  For the years ended December 31, 2011, 2010, and 2009, leasing costs charged to income in relation to these agreements were $2,425,000, $2,045,000, and $2,051,000, respectively.  The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of December 31, 2011, future minimum lease payments under all non-cancelable operating lease agreements were as follows:

(In Thousands)

Year	Operating Leases

2012	$2,410
2013	1,180
2014	711
2015	517
2016	74

Total minimum lease payments	$4,892

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from 1 to 3 years.  As of December 31, 2011, those purchase commitments were as follows:

(In Thousands)

Year

2012	$820
2013	591
2014	189

Total	$1,600

Note 19 - Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies Disclosure [Text Block]
19.	CONTINGENCIES

Legal Proceedings

The Company is involved in several litigation matters relating to its intellectual property, as detailed below. While the Company cannot make any assurances regarding the eventual resolution of these matters, the Company does not believe at this time that the final outcomes will have a material adverse effect on its consolidated results of operations or financial condition.

Certain Cold Cathode Fluorescent Lamp Inverter Circuits And Products Containing Same, Investigation No. 337-TA-666.  On December 15, 2008, the Company filed a complaint with the United States International Trade Commission (“ITC”) in Washington, D.C. The Company alleged that Monolithic Power Systems, Inc. (“MPS”), Microsemi Corporation (“Microsemi”), AsusTek, LG and BenQ have engaged in unfair acts through the unlicensed importation of certain products with MPS or Microsemi inverter controllers covered by the Company’s patents.  The Company sought an order preventing the importation of the products into the United States.  On April 20, 2010, the ITC judge issued an initial determination that the products of Microsemi infringed on one of the Company’s patents, but, MPS and AsusTek do not infringe on the Company’s patents; however the full commission ruled that none of the named parties infringed on the Company’s patents.  The Company appealed the ruling relating to Microsemi, and both parties settled the matter in December 2011 with $100,000 litigation proceeds received by the Company in February 2012. The matter is now closed.

Monolithic Power Systems, Inc. v. O2Micro International Limited, Case No. C 08-4567 CW.   On October 1, 2008, MPS filed a complaint in the United States District Court in the Northern District of California for declaratory judgment that certain claims of the Company’s patents are invalid and not infringed.  The Company has filed counterclaims for patent infringement. The matter was scheduled for trial in July 2010; however the Company dismissed the case in June 2010, and agreed not to assert the patent in dispute for this matter against MPS.  MPS moved for costs and attorneys fees.  In March 2011, the Court ruled that the Company should pay MPS approximately $339,000, but deferred to rule on attorneys fees pending further documentation by MPS.  On January 17, 2012, the Court rejected MPS’ proof of attorneys’ fees, and instructed MPS to resubmit its documentation based on the Court’s guidance.  The Court also revised its out of pocket costs to approximately $663,000, though the Court has yet to issue a final ruling.  The Company disagreed with the Court’s initial ruling, and intends to continue to conduct a vigorous defense.  The Company has also filed a notice of appeal should the Court’s final ruling be similar to its initial rulings.

O2Micro International Limited v. HonHai Precision Industry, Ltd., et al., Case No. C -08-CV-466DF.On December 9, 2008, the Company filed a suit against HonHai Precision Industry for breach of a settlement agreement entered into by the parties in October 2007, terminating an earlier patent infringement action initiated by the Company.  The Company alleged fraud, misrepresentation and interference with business relationships by HonHai.  The parties settled the matter in December 2010 and the matter is now closed.

O2Micro International Ltd. v. Beyond Innovation Technology Co. et al., Case No. 2:04-CV-32 (TJW).   On April 3, 2008, the United States Court of Appeals for the Federal Circuit vacated a jury verdict and final judgment of infringement, including a permanent injunction, against defendants Beyond Innovation Technology Company Limited, SPI Electronic Company Limited and FSP Group, and Lien Chang Electronic Enterprise Company Limited.  The Federal Circuit further remanded the case to the Eastern District of Texas, and the case was tried and submitted to the Court in July 2009, and in 2010, the Court ruled again in favor of O2Micro.  Beyond Innovation Technology Company, and its attorneys, each appealed the judgment in 2011, which were each upheld by the United States Court of Appeals (Case Nos. 2011-1054 and 2011-1031, respectively).

Powertech Association LLC v. O2Micro International Limited, et al., Case No. 09-4391.  On August 7, 2009, Powertech Association LLC, an entity formed by MPS and Microsemi, filed a complaint in the United States District Court in the Eastern District of New York, alleging certain products manufactured by the Company infringe upon three of their patents.  The Company has not been served by the Plaintiffs to date, and it currently has no obligation to defend such at this point in time.  The matter was dismissed by the Court for failure to prosecute in April 2011 and the matter is now closed.

O2 Holdings Limited v. O2Micro International Ltd., Germany, District of Hamburg.  On August 20, 2008, the Regional Court of Hamburg issued a temporary restraining order prohibiting the Company from using the trademark “O2Micro” and “O2Micro Breathing Life into Mobility” in Germany.  A hearing was held, and on November 4, 2009, the initial order was upheld.  The Company is appealing this ruling before the Court of Appeals in Hamburg.

ECS International Trading (Shanghai) Co. Ltd v. O2Security (Wuhan) Ltd.  On July 22, 2010, ECS International Trading (Shanghai) Co. Ltd (“ECS”) filed the arbitration case with China International Economic and Trade Arbitration Commission (“CIETAC”) in Beijing (Case No. DX20100430) for breach of contract relating to local compliance issues, requesting termination of the agreement between the parties, and demanding a refund of approximately $387,000 (RMB 2,560,000) from O2Security (Wuhan) Ltd (“OSW”). The case was served on November 15, 2010. In addition, on November 11, 2010, ECS posted a bond of RMB 2,649,641 and applied an order for provisional seizure of RMB 2,560,240 from OSW’s bank accounts before the Honshan District Court in Wuhan (Case No. Honchungbo Tzu No 5). OSW moved the Court to lift the said seizure but the Court did not reach a decision on OSW’s request.  ECS withdrew the arbitration on May 23, 2011 and CIETAC confirmed such withdrawal on May 27, 2011.  Honshan District Court made dismissed the seizure procedure against OSW on June 17, 2011.

O2Micro (Wuhan) Co Ltd. v. Protek (Shanghai) Ltd., et al. On February 10, 2011 O2Micro filed a patent infringement action in Wuhan Intermediate Court against Protek (Shanghai) Ltd, a notebook manufacturer.  After initial discovery, the Company added Chi Mei Corporation (“Chi Mei”), AsusTek Computer Inc. (“AsusTek”), and ChiMei-Innolux Corporation (“ChiMei-Innolux”) as additional defendants.  ChiMei-Innolux made an objection to the jurisdiction and the Wuhan Intermediate Court rejected ChiMei-Innolux’ objection on October 20, 2011.  ChiMei-Innolux appealed the verdict to the High Level Court of Hubei province on November 25, 2011 and the Company has submitted a written protest about this issue to Court in December 2011.

O2Micro (Wuhan) Co Ltd. v. Wistron InfoComm et al. On October 19, 2011, the Company filed a patent infringement action in Nanjing Intermediate Court against notebook manufacturer Wistron InfoComm Manufacturing (Kunshan) Co., Ltd., and panel manufacturer Chunghwa Picture Tubes Ltd. (“CPT”). CPT objected to jurisdiction on November 25, 2011, and the Nanjing Intermediate Court rejected CPT’s objection on December 25, 2011.

No litigation proceeds were received for the years ended December 31, 2010 and 2009.  In January 2011, the Company received $850,000 litigation income in relation to a patent litigation case in the United States.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may be in various jurisdictions and may involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not expected to have a material adverse effect on its consolidated financial position or results of operations. No assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company’s financial position or its results of operations.  As of December 31, 2011 and 2010, no provision for any litigation has been provided.

Note 20 - Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
20.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$32,562	$32,562	$42,277	$42,277
Restricted cash	169	169	562	562
Short-term investments	93,016	93,016	68,728	68,728
Long-term investments in available-for-sale securities	791	791	5,106	5,106

The carrying amounts of cash and cash equivalents and restricted cash reported in the consolidated balance sheets approximate their estimated fair values.  The fair values of short-term investments and long-term investments in available-for-sale securities are based on quoted market prices.

Long-term investments, except for investments in available-for-sale securities, are in privately-held companies where there is no readily determinable market value and are recorded using the cost method.  Since they entail an unreasonable high cost to obtain verifiable fair values, fair value is not presented.  The Company periodically evaluates these investments for impairment.  If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded in the period of decline in value.

Note 21 - Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
21.	SEGMENT INFORMATION

In September 2008, the Board approved a plan to transfer Network Security business to O2Security along with its Series A preference shares financing.  In anticipation of the business transfer, management identified two reportable segments, including Integrated Circuit Group and Network Security Group. The Integrated Circuit Group’s core products and principal source of revenue are its power management semiconductors.  These semiconductor products are produced with digital, analog, and mixed signal integrated circuit manufacturing processes.  The Network Security Group’s system security solution products include support for VPN and firewalls, which provide security functions between computer systems and networks, including the transmission of data across the Internet.  In November 2010, the Company determined to discontinue the Network Security Group.  Please see discussions in Note 3.

The Company does not identify or allocate assets by operating segment, nor does the CODM evaluate operating segments using discrete asset information.  The Company does not have inter-segment revenue, and, accordingly, there is none to be reported.  The Company does not allocate gains and losses from interest and other income, or income taxes to operating segments.  The accounting policies for segment reporting are the same as for the Company as a whole.

Operating segment net sales and operating income (loss), including the discontinued Network Security Group, were as follows:

(In Thousands)

	Years Ended December 31
	2011	2010	2009
Net sales
Integrated Circuit Group	$124,283	$137,789	$124,294
Network Security Group	202	1,946	3,204

	$124,485	$139,735	$127,498

Income (loss) from operations
Integrated Circuit Group	$7,104	$22,442	$3,972
Network Security Group	(88)	(9,591)	(6,560)

	$7,016	$12,851	$(2,588)

Net sales to unaffiliated customers (including the discontinued Network Security Group) by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2011	2010	2009

China	$99,491	$105,170	$100,205
Korea	11,521	14,623	14,327
Japan	7,190	11,131	9,360
Taiwan	1,532	3,854	1,966
Other	4,751	4,957	1,640
	$124,485	$139,735	$127,498

For the years ended December 31, 2011, 2010, and 2009, only one customer accounted for 10% or more of net sales.  Sales to this major customer were generated from the Integrated Circuit Group.  The percentage of net sales to this customer was as follows:

	Years Ended December 31
	2011	2010	2009

Customer A	13.8%	18.9%	11.3%

Long-lived assets, consist of property and equipment and are based on the physical location of the assets at the end of each year, and were as follows:

(In Thousands)

	December 31
	2011	2010	2009

Taiwan	$12,158	$11,815	$12,807
China	11,126	12,991	12,784
U.S.A.	4,713	4,599	4,873
Singapore	210	213	32
Other	123	121	74
	$28,330	$29,739	$30,570

Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
22.	SUBSEQUENT EVENTS

In December 2011, the Company entered into an agreement to license all of the patents relating to the former Network Security Group, which was discontinued in November 2010. The amount of the license was for $750,000 and the Company received the proceeds in February 2012.